Unaudited Condensed Consolidated Interim Statements of Financial Position - EUR (€) € in Millions	Mar. 31, 2019	Dec. 31, 2018
Non-current assets
Goodwill	€ 1,861.0	€ 1,861.0
Intangibles	2,085.8	2,087.2
Property, plant and equipment	427.6	348.8
Other receivables	2.5	2.6
Derivative financial instruments	24.2	35.7
Deferred tax assets	73.0	68.7
Total non-current assets	4,474.1	4,404.0
Current assets
Cash and cash equivalents	753.2	327.6
Inventories	339.5	342.5
Trade and other receivables	190.6	173.9
Indemnification assets	35.4	79.4
Derivative financial instruments	10.9	13.4
Total current assets	1,329.6	936.8
Total assets	5,803.7	5,340.8
Current liabilities
Trade and other payables	574.7	571.6
Current tax payable	206.6	201.2
Provisions	37.8	44.3
Loans and borrowings	40.8	21.4
Derivative financial instruments	4.0	1.5
Total current liabilities	863.9	840.0
Non-current liabilities
Loans and borrowings	1,855.1	1,742.9
Employee benefits	213.9	200.6
Trade and other payables	0.7	1.3
Provisions	6.1	69.4
Derivative financial instruments	27.0	35.4
Deferred tax liabilities	391.3	392.1
Total non-current liabilities	2,494.1	2,441.7
Total liabilities	3,358.0	3,281.7
Net assets	2,445.7	2,059.1
Equity attributable to equity holders
Share capital	0.0	0.0
Capital reserve	2,094.1	1,748.5
Share based compensation reserve	11.5	9.4
Founder Preferred Shares Dividend reserve	370.1	372.6
Translation reserve	89.5	88.8
Cash flow hedging reserve	4.9	8.5
Accumulated deficit reserve	(123.5)	(167.9)
Total equity	2,446.6	2,059.9
Non-controlling interests	(0.9)	(0.8)
Equity	€ 2,445.7	€ 2,059.1